16. INVESTMENTS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Investment in associates and joint ventures	R$ 54.1	R$ 51.7
Total investment in associates and joint ventures	60.2	57.3
Other investments	8.0	1.4
Total investment	68.2	58.7
SATS BRF Food PTE Ltd [Member]
Disclosure of joint ventures [line items]
Goodwill	R$ 6.1	R$ 5.6